Condensed Balance Sheet (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Patents, net of amortization	$ 16,623	$ 15,112	$ 12,090
Convertible promissory notes net of debt discount, current	6,889	219,850	254,896
Convertible promissory notes net of debt discount, non current	$ 0	$ 56,135	$ 801
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued	685,496,051	456,198,529	133,912,520
Common stock, shares outstanding	685,496,051	456,198,529	133,912,520
Treasury stock, shares outstanding	0	1,000	0
Series C Preferred Stock [Member]
Preferred stock, shares issued	34,461	34,461
Preferred stock, shares outstanding	34,461	34,461